Cover	Aug. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2021
Entity File Number	000-52316
Entity Registrant Name	REOSTAR ENERGY CORPORATION
Entity Central Index Key	0001335288
Entity Tax Identification Number	20-8428738
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	87 N Raymond Ave
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91103
City Area Code	310
Local Phone Number	999-3506
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false